                        UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar  Morris Township, New Jersey August 13, 2001
--------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       58

Form 13F Information Table Value Total:       $317,902
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                            13F REPORT
                          JUNE 30, 2001
       NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.

                            TITLE    CUSIP    VALUE   SHRS/   SHR/ PUT/   INVSTMNT  OTHER  VOTING AUTHORITY
NAME OF ISSUER             OF CLASS  NUMBER  (X$100)  PRN AMT PRN  CALL   DSCRTN   MANAGER SOLE   SHARED  NONE
ALBERTSONS INC                 COM  013104104    600  20,000  SH    N/A   DEFINED   1      20,000
AMERICAN GEN CORP              COM  026351106  2,443  52,600  SH    N/A   DEFINED   1      52,600
ANDREW CORP                    COM  034425108  2,786 151,000  SH    N/A   DEFINED   1     151,000
APOGEE ENTERPRISES INC         COM  037598109      1     100  SH    N/A   DEFINED   1         100
ARROW ELECTRS INC              COM  042735100  1,421  58,500  SH    N/A   DEFINED   1      58,500
BALL CORP                      COM  058498106  2,792  58,700  SH    N/A   DEFINED   1      58,700
BELLSOUTH CORP                 COM  079860102  7,027 174,500  SH    N/A   DEFINED   1     174,500
BURLINGTON RES INC             COM  122014103  6,248 156,400  SH    N/A   DEFINED   1     156,400
CIGNA CORP                     COM  125509109  6,707  70,000  SH    N/A   DEFINED   1      70,000
CANADIAN PAC LTD NEW           COM  135923100  7,552 194,900  SH    N/A   DEFINED   1     194,900
CAREMARK RX INC                COM  141705103  7,896 480,000  SH    N/A   DEFINED   1     480,000
CHEVRON CORP                   COM  166751107  7,693  85,000  SH    N/A   DEFINED   1      85,000
CITIGROUP INC                  COM  172967101  1,930  36,533  SH    N/A   DEFINED   1      36,533
COCA COLA CO                   COM  191216100  7,367 163,700  SH    N/A   DEFINED   1     163,700
COMPAQ COMPUTER CORP           COM  204493100  3,890 251,100  SH    N/A   DEFINED   1     251,100
CONSTELLATION BRANDS INC      CL A  21036P108  8,450 206,100  SH    N/A   DEFINED   1     206,100
CONSTELLATION ENERGY GRP       COM  210371100  8,094 190,000  SH    N/A   DEFINED   1     190,000
COUNTRYWIDE CR INDS INC        COM  222372104  8,180 178,300  SH    N/A   DEFINED   1     178,300
FIRST DATA CORP                COM  319963104  5,063  78,800  SH    N/A   DEFINED   1      78,800
FISHER SCIENTIFIC INTL INC     COM  338032204  4,211 145,200  SH    N/A   DEFINED   1     145,200
FLOWSERVE CORP                 COM  34354P105  8,121 264,100  SH    N/A   DEFINED   1     264,100
GALLAGHER ARTHUR J & CO        COM  363576109  5,400 207,700  SH    N/A   DEFINED   1     207,700
HCA-HEALTHCARE CO              COM  404119109  8,134 180,000  SH    N/A   DEFINED   1     180,000
HERSHEY FOODS CORP             COM  427866108  6,196 100,400  SH    N/A   DEFINED   1     100,400
HONEYWELL INTL INC             COM  438516106    787  22,500  SH    N/A   DEFINED   1      22,500
HOUSEHOLD INTL INC             COM  441815107  8,664 129,900  SH    N/A   DEFINED   1     129,900
ITT INDS INC                   COM  450911102  7,120 160,900  SH    N/A   DEFINED   1     160,900
INFORMIX CORP                  COM  456779107  3,241 555,000  SH    N/A   DEFINED   1     555,000
INTERNATIONAL BUSINESS MACHS   COM  459200101  4,565  40,400  SH    N/A   DEFINED   1      40,400
JOHNSON CTLS INC               COM  478366107  7,247 100,000  SH    N/A   DEFINED   1     100,000
LOCKHEED MARTIN CORP           COM  539830109  7,377 199,100  SH    N/A   DEFINED   1     199,100
MAVERICK TUBE CORP             COM  577914104  4,795 282,900  SH    N/A   DEFINED   1     282,900
MOTOROLA INC                   COM  620076109  3,281 198,100  SH    N/A   DEFINED   1     198,100
MUTUAL RISK MGMT LTD           COM  628351108  4,224 474,600  SH    N/A   DEFINED   1     474,600
NCR CORP NEW                   COM  62886E108  7,041 149,800  SH    N/A   DEFINED   1     149,800
NORFOLK SOUTHERN CORP          COM  655844108  6,262 302,500  SH    N/A   DEFINED   1     302,500
PARKER DRILLING CO             COM  701081101  3,636 559,400  SH    N/A   DEFINED   1     559,400
PENTAIR INC                    COM  709631105  7,041 208,300  SH    N/A   DEFINED   1     208,300
POPULAR INC                    COM  733174106  4,842 147,000  SH    N/A   DEFINED   1     147,000
POTASH CORP SASK INC           COM  73755L107  5,975 104,100  SH    N/A   DEFINED   1     104,100
PRAXAIR INC                    COM  74005P104  7,520 160,000  SH    N/A   DEFINED   1     160,000
RADIAN GROUP INC               COM  750236101  7,556 186,800  SH    N/A   DEFINED   1     186,800
SCHEIN HENRY INC               COM  806407102  4,341 113,500  SH    N/A   DEFINED   1     113,500
SENSORMATIC ELECTRS CORP       COM  817265101  6,979 410,500  SH    N/A   DEFINED   1     410,500
STORAGE TECHNOLOGY CORP        COM  862111200  2,242 162,900  SH    N/A   DEFINED   1     162,900
SUIZA FOODS CORP               COM  865077101  6,903 130,000  SH    N/A   DEFINED   1     130,000
SYBASE INC                     COM  871130100  6,034 366,800  SH    N/A   DEFINED   1     366,800
TELEFLEX INC                   COM  879369106  6,296 143,100  SH    N/A   DEFINED   1     143,100
TELEFONOS DE MEXICO S A        ADR  879403780  6,667 190,000  SH    N/A   DEFINED   1     190,000
TIMKEN CO                      COM  887389104  2,880 170,000  SH    N/A   DEFINED   1     170,000
TYCO INTL LTD NEW              COM  902124106  8,437 154,800  SH    N/A   DEFINED   1     154,800
UST INC                        COM  902911106  6,623 229,500  SH    N/A   DEFINED   1     229,500
ULTRAMAR DIAMOND SHAMROCK      COM  904000106  6,837 144,700  SH    N/A   DEFINED   1     144,700
UNION PAC CORP                 COM  907818108  5,227  95,200  SH    N/A   DEFINED   1      95,200
VALERO ENERGY CORP             COM  91913Y100  5,076 138,000  SH    N/A   DEFINED   1     138,000
VARIAN INC                     COM  922206107    162   5,000  SH    N/A   DEFINED   1       5,000
WELLPOINT HEALTH NETWORKS INC  COM  94973H108  7,888  83,700  SH    N/A   DEFINED   1      83,700
ZALE CORP NEW                  COM  988858106  5,935 176,100  SH    N/A   DEFINED   1     176,100